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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-05773

ING VP Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                               December 31

Date of reporting period:                      March 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Balanced Portfolio, Inc.

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 59.4%
		Aerospace/Defense: 0.9%
44,550		Boeing Co.	$2,604,393
8,310	@	DRS Technologies, Inc.	353,175
2,300		Engineered Support Systems, Inc.	123,096
79,750		Lockheed Martin Corp.	4,869,535
7,234	@	Moog, Inc.	326,977
10,290	@	Teledyne Technologies, Inc.	322,077
28,150		United Technologies Corp.	2,861,729
			11,460,982
		Agriculture: 0.9%
112,200		Altria Group, Inc.	7,336,758
18,710	L	Dimon, Inc.	116,938
62,450		Monsanto Co.	4,028,025
			11,481,721
		Airlines: 0.0%
14,875	@, L	Alaska Air Group, Inc.	437,920
14,800	@, L	Mesa Air Group, Inc.	103,600
			541,520
		Apparel: 0.9%
52,050	@	Coach, Inc.	2,947,592
2,715		Haggar Corp.	54,816
9,615		K-Swiss, Inc.	317,583
51,900		Nike, Inc.	4,323,788
4,914	L	Oshkosh B’Gosh, Inc.	149,877
14,140	@	Quiksilver, Inc.	410,484
668		Russell Corp.	12,077
16,210	L	Stride Rite Corp.	215,593
12,850	@, L	Timberland Co.	911,451
30,000		VF Corp.	1,774,200
16,150		Wolverine World Wide, Inc.	346,095
			11,463,556
		Auto Manufacturers: 0.3%
385,600	L	Ford Motor Co.	4,368,848
3,035		Oshkosh Truck Corp.	248,840
			4,617,688
		Auto Parts and Equipment: 0.2%
20,200		BorgWarner, Inc.	983,336
49,800	@	Goodyear Tire & Rubber Co.	664,830
18,950	L	Modine Manufacturing Co.	555,804
			2,203,970
		Banks: 3.2%
39,574		Associated Banc-Corp.	1,235,896
376,700		Bank of America Corp.	16,612,469
50,500		Colonial BancGroup, Inc.	1,036,260
45,300		Comerica, Inc.	2,495,124
17,250		Commerce Bancorp, Inc.	560,108
4,560		East-West Bancorp, Inc.	168,355
9,585	@@	First Bancorp Puerto Rico	404,966
8,300		First Republic Bank	268,671

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

17,995		Fremont General Corp.	395,710
3,900		Hudson United BanCorp	137,475
103,100	L	KeyCorp	3,345,595
16,900	@	Silicon Valley Bancshares	744,614
6,090		South Financial Group, Inc.	185,989
17,500		Sterling Bancshares, Inc.	248,500
104,600		U.S. Bancorp	3,014,572
3,820		UCBH Holdings, Inc.	152,418
11,429	L	United Bankshares, Inc.	378,757
89,950	L	Wachovia Corp.	4,579,355
96,150		Wells Fargo & Co.	5,749,769
3,550		Whitney Holding Corp.	158,011
			41,872,614
		Beverages: 1.0%
25,548		Brown-Forman Corp.	1,398,753
133,050		Coca-Cola Co.	5,544,193
28,450		PepsiAmericas, Inc.	644,677
95,150		PepsiCo, Inc.	5,045,805
			12,633,428
		Biotechnology: 0.3%
71,100	@	Amgen, Inc.	4,138,731
13,170	@	Arqule, Inc.	62,031
			4,200,762
		Building Materials: 0.3%
51,100		American Standard Cos., Inc.	2,375,127
3,475		Florida Rock Industries, Inc.	204,400
19,800		Martin Marietta Materials, Inc.	1,107,216
3,910		Simpson Manufacturing Co., Inc.	120,819
6,310		Texas Industries, Inc.	339,163
			4,146,725
		Chemicals: 1.4%
135,000		Dow Chemical Co.	6,729,749
54,000		E.I. du Pont EI de Nemours & Co.	2,766,960
2,910		Georgia Gulf Corp.	133,802
88,275		Lyondell Chemical Co.	2,464,638
9,045		MacDermid, Inc.	293,963
9,535	@	OM Group, Inc.	290,055
45,300		PPG Industries, Inc.	3,239,856
54,500		Rohm & Haas Co.	2,616,000
			18,535,023
		Coal: 0.1%
6,600		Massey Energy Co.	264,264
22,880		Peabody Energy Corp.	1,060,717
			1,324,981
		Commercial Services: 1.2%
38,375		Adesa, Inc.	896,440
23,925	@	Alliance Data Systems Corp.	966,570
32,900	@	Career Education Corp.	1,127,154
4,910	@	Consolidated Graphics, Inc.	258,266
33,950	L	Equifax, Inc.	1,041,926
42,900		H&R Block, Inc.	2,169,882
7,110	@, L	Heidrick & Struggles Intl., Inc.	261,435
18,000	@	ITT Educational Services, Inc.	873,000
19,745	@, L	Korn/Ferry Intl.	375,747
14,770	@, L	Labor Ready, Inc.	275,461
9,915	L	Manpower, Inc.	431,501
83,300		McKesson Corp.	3,144,575

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

100,000		Paychex, Inc.	3,282,000
11,085	@, L	Pharmaceutical Product Development, Inc.	537,068
6,380	L	Pre-Paid Legal Services, Inc.	215,899
4,030	@, L	Vertrue, Inc.	142,823
			15,999,747
		Computers: 3.8%
11,920	L	Agilysys, Inc.	234,347
134,900	@	Apple Computer, Inc.	5,621,283
7,780	@	CACI Intl., Inc.	429,689
29,200	@, L	Cadence Design Systems, Inc.	436,540
4,870	@	Catapult Communications Corp.	103,975
15,030	@, L	Cognizant Technology Solutions Corp.	694,386
276,750	@	Dell, Inc.	10,632,734
7,890		Diebold, Inc.	432,767
9,375	@, L	DST Systems, Inc.	432,938
3,315	L	FactSet Research Systems, Inc.	109,428
166,100		Hewlett-Packard Co.	3,644,234
159,750		International Business Machines Corp.	14,597,954
39,910		Jack Henry Associates, Inc.	717,981
2,635	@	Kronos, Inc.	134,675
10,790	@	Micros Systems, Inc.	396,101
8,410		MTS Systems Corp.	244,142
94,300	@	Network Appliance, Inc.	2,608,338
27,650		Reynolds & Reynolds Co.	748,209
17,625	@, L	SanDisk Corp.	489,975
35,395	@, L	Storage Technology Corp.	1,090,166
875,850	@	Sun Microsystems, Inc.	3,538,434
53,200	@	Synopsys, Inc.	962,920
9,000		Talx Corp.	163,440
			48,464,656
		Cosmetics/Personal Care: 1.0%
255,000		Procter & Gamble Co.	13,515,000
			13,515,000
		Distribution/Wholesale: 0.1%
8,410	L	CDW Corp.	476,679
5,320		Hughes Supply, Inc.	158,270
12,830		SCP Pool Corp.	408,764
23,450	@	Tech Data Corp.	869,057
			1,912,770
		Diversified Financial Services: 3.2%
25,000	L	AG Edwards, Inc.	1,120,000
67,700		American Express Co.	3,477,749
31,150		Bear Stearns Cos., Inc.	3,111,885
296,100		Citigroup, Inc.	13,306,733
128,450		Countrywide Financial Corp.	4,169,487
92,700	@, L	E*TRADE Financial Corp.	1,112,400
51,800		Fannie Mae	2,820,510
11,922	L	Legg Mason, Inc.	931,585
52,000		Lehman Brothers Holdings, Inc.	4,896,320
49,950		Merrill Lynch & Co., Inc.	2,827,170
63,100		Morgan Stanley	3,612,475
79,050	@	Providian Financial Corp.	1,356,498
7,430		SWS Group, Inc.	119,103
			42,861,915
		Electric: 1.6%
182,800	@	AES Corp.	2,994,264
55,800	@	CMS Energy Corp.	727,632
19,500		Dominion Resources, Inc.	1,451,385

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

7,486		DPL, Inc.	187,150
172,100	L	Duke Energy Corp.	4,820,520
35,550		Exelon Corp.	1,631,390
33,600	L	Pepco Holdings, Inc.	705,264
20,110	L	Scana Corp.	768,604
36,300		Southern Co.	1,155,429
53,550		TXU Corp.	4,264,187
17,550		Wisconsin Energy Corp.	623,025
24,850	L	WPS Resources Corp.	1,315,062
			20,643,912
		Electrical Components and Equipment: 0.2%
24,600		AMETEK, Inc.	990,150
14,993	@	Energizer Holdings, Inc.	896,581
3,550	@	Rayovac Corp.	147,680
			2,034,411
		Electronics: 0.3%
5,161		Analogic Corp.	223,213
5,050		Bel Fuse, Inc.	153,015
2,400	@	Benchmark Electronics, Inc.	76,392
11,970		Brady Corp.	387,230
9,450	@	Coherent, Inc.	319,032
6,060	@	Dionex Corp.	330,270
6,130	@, L	FLIR Systems, Inc.	185,739
13,320	@	Paxar Corp.	284,249
26,525	@	Thomas & Betts Corp.	856,757
4,310	@	Trimble Navigation Ltd.	145,721
16,800	@, L	Varian, Inc.	636,552
1,828		Woodward Governor Co.	131,068
			3,729,238
		Engineering and Construction: 0.0%
5,500	@	Shaw Group, Inc.	119,900
			119,900
		Entertainment: 0.1%
7,910	@	Argosy Gaming Co.	363,227
16,825		International Speedway Corp.	912,756
			1,275,983
		Environmental Control: 0.1%
16,620		Republic Services, Inc.	556,437
4,305	@, L	Waste Connections, Inc.	149,599
			706,036
		Food: 0.8%
157,050		Archer-Daniels-Midland Co.	3,860,289
17,840		Corn Products Intl., Inc.	463,662
24,488		Hormel Foods Corp.	761,822
240		J&J Snack Foods Corp.	11,239
90,150		Kellogg Co.	3,900,790
8,280	@	Ralcorp Holdings, Inc.	392,058
16,692		Ruddick Corp.	386,420
26,577		SUPERVALU, Inc.	886,343
4,800	L	Whole Foods Market, Inc.	490,224
			11,152,847
		Forest Products and Paper: 0.1%
24,190		Glatfelter	356,803
6,930	L	Pope & Talbot, Inc.	121,829
18,816		Wausau-Mosinee Paper Corp.	266,058
			744,690

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Gas: 0.3%
5,315		Energen Corp.	353,979
64,300		Sempra Energy	2,561,712
14,100	@, L	Southern Union Co.	354,051
18,735		UGI Corp.	850,944
8,772		WGL Holdings, Inc.	271,581
			4,392,267
		Hand/Machine Tools: 0.2%
23,200		Black & Decker Corp.	1,832,568
9,704		Regal-Beloit Corp.	279,378
			2,111,946
		Healthcare-Products: 2.7%
63,800		Becton Dickinson & Co.	3,727,196
3,675	L	Cooper Cos., Inc.	267,908
5,930		Datascope Corp.	181,339
23,350		Dentsply Intl., Inc.	1,270,474
62,900		Guidant Corp.	4,648,310
7,690	@, L	Haemonetics Corp.	324,210
19,829	L	Hillenbrand Industries, Inc.	1,099,915
2,610	@, L	Idexx Laboratories, Inc.	141,358
12,445	@	Immucor, Inc.	375,715
268,000		Johnson & Johnson	17,998,879
67,550		Medtronic, Inc.	3,441,673
15,595	@	Patterson Cos., Inc.	778,970
2,880	@	ResMed, Inc.	162,432
7,940	@, L	Respironics, Inc.	462,664
15,200		Varian Medical Systems, Inc.	521,056
3,960		Vital Signs, Inc.	157,964
			35,560,063
		Healthcare-Services: 2.1%
59,200		Aetna, Inc.	4,437,040
6,610	@, L	Amedisys, Inc.	199,953
12,140	@, L	AMERIGROUP Corp.	443,838
11,890	@	Centene Corp.	356,581
21,975	@	Covance, Inc.	1,046,230
25,900	@, L	Coventry Health Care, Inc.	1,764,826
39,600	@	Humana, Inc.	1,264,824
30,125	@, L	Lincare Holdings, Inc.	1,332,429
23,905	@	PacifiCare Health Systems, Inc.	1,360,673
5,910	@, L	Pediatrix Medical Group, Inc.	405,367
6,745	@	RehabCare Group, Inc.	193,649
6,650	@, L	Sierra Health Services, Inc.	424,536
6,100	@, L	Sunrise Senior Living, Inc.	296,460
86,150		UnitedHealth Group, Inc.	8,216,986
48,600	@	WellPoint, Inc.	6,092,010
			27,835,402
		Home Builders: 0.1%
100		MDC Holdings, Inc.	6,965
940	@, L	NVR, Inc.	737,900
2,900		Standard-Pacific Corp.	209,351
7,050	@	Toll Brothers, Inc.	555,893
			1,510,109
		Home Furnishings: 0.1%
15,276	L	Fedders Corp.	42,467
17,060	L	Harman Intl. Industries, Inc.	1,509,128
			1,551,595

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Household Products/Wares: 0.3%
30,550	L	American Greetings Corp.	778,414
17,125	L	Church & Dwight, Inc.	607,424
43,500		Clorox Co.	2,740,065
4,855	@, L	Fossil, Inc.	125,866
			4,251,769
		Housewares: 0.0%
5,065		Toro Co.	448,253
			448,253
		Insurance: 4.7%
110,300		Allstate Corp.	5,962,817
25,800		American Financial Group, Inc.	794,640
254,800		American Intl. Group, Inc.	14,118,467
16,700		AmerUs Group Co.	789,075
45,150		Chubb Corp.	3,579,041
36,600	L	CIGNA Corp.	3,268,380
8,580		Delphi Financial Group, Inc.	368,940
15,815	@@	Everest Re Group Ltd.	1,346,015
14,850		Fidelity National Financial, Inc.	489,159
21,491		Horace Mann Educators Corp.	381,250
5,710		LandAmerica Financial Group, Inc.	285,671
47,050		Lincoln National Corp.	2,123,837
45,195		Loews Corp.	3,323,640
130,450		MetLife, Inc.	5,100,594
30,650	@, L	Ohio Casualty Corp.	704,337
19,650		Old Republic Intl. Corp.	457,649
5,150	@, L	Philadelphia Consolidated Holding Co.	399,280
11,018		Presidential Life Corp.	179,373
83,870	L	Principal Financial Group, Inc.	3,228,156
8,660	@	ProAssurance Corp.	342,070
88,700		Prudential Financial, Inc.	5,091,380
26,275		Radian Group, Inc.	1,254,369
31,150		Safeco Corp.	1,517,317
7,720		Selective Insurance Group, Inc.	356,896
10,775		StanCorp Financial Group, Inc.	913,505
7,000		Stewart Information Services Corp.	262,640
12,380		UICI	300,215
24,400		W.R. Berkley Corp.	1,210,240
39,400	@@	XL Capital Ltd.	2,851,378
6,120	L	Zenith National Insurance Corp.	317,383
			61,317,714
		Internet: 0.8%
75,400	@	eBay, Inc.	2,809,404
50,375	@	McAfee, Inc.	1,136,460
18,400	@	Napster Inc	119,784
8,460	@	PC-Tel, Inc.	62,266
167,100	@	Symantec Corp.	3,564,243
16,320	@	Verity, Inc.	154,224
2,060	@	Websense, Inc.	110,828
77,850	@	Yahoo!, Inc.	2,639,115
			10,596,324
		Iron/Steel: 0.1%
1,900		Cleveland-Cliffs, Inc.	138,453
29,050	L	United States Steel Corp.	1,477,193
			1,615,646

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Leisure Time: 0.2%
6,860		Arctic Cat, Inc.	185,632
34,450		Carnival Corp.	1,784,854
8,490		Polaris Industries, Inc.	596,253
			2,566,739
		Lodging: 0.5%
21,250	L	Boyd Gaming Corp.	1,108,188
35,170	@	Caesars Entertainment, Inc.	696,014
7,650	@	Mandalay Resort Group	539,249
10,760		Marcus Corp.	220,580
55,350		Marriott Intl., Inc.	3,700,700
			6,264,731
		Machinery-Diversified: 0.3%
10,395		Applied Industrial Technologies, Inc.	282,744
12,550	L	Cummins, Inc.	882,893
8,610	@	Gerber Scientific, Inc.	62,681
4,195		IDEX Corp.	169,268
50,350		Rockwell Automation, Inc.	2,851,824
6,100		Thomas Industries, Inc.	241,804
			4,491,214
		Media: 1.2%
125,300	@	Comcast Corp.	4,232,634
300		News Corp.	5,076
246,450	@, L	Time Warner, Inc.	4,325,198
94,800		Viacom, Inc.	3,301,884
116,400		Walt Disney Co.	3,344,172
830		Washington Post Co.	742,020
			15,950,984
		Metal Fabricate/Hardware: 0.2%
5,100		Commercial Metals Co.	172,839
9,200	L	Kaydon Corp.	288,880
3,065		Lawson Products, Inc.	143,442
10,990		Mueller Industries, Inc.	309,369
18,275		Precision Castparts Corp.	1,407,358
7,645		Timken Co.	209,014
			2,530,902
		Mining: 0.2%
27,000		Phelps Dodge Corp.	2,746,710
9,400	@	RTI Intl. Metals, Inc.	219,960
			2,966,670
		Miscellaneous Manufacturing: 2.9%
96,150		3M Co.	8,239,094
8,425		AptarGroup, Inc.	437,932
2,200		Clarcor, Inc.	114,312
29,100		Donaldson Co., Inc.	939,348
600,700		General Electric Co.	21,661,241
48,200		Honeywell Intl., Inc.	1,793,522
11,000		Lancaster Colony Corp.	468,050
11,700		Pentair, Inc.	456,300
3,630		Roper Industries, Inc.	237,765
108,800	@@	Tyco Intl. Ltd.	3,677,440
			38,025,004
		Oil and Gas: 6.0%
19,950		Amerada Hess Corp.	1,919,390
49,900		Anadarko Petroleum Corp.	3,797,390
69,600		Burlington Resources, Inc.	3,484,872

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

179,700		ChevronTexaco Corp.	10,478,306
10,720	@, L	Cimarex Energy Co.	418,080
76,000		ConocoPhillips	8,195,839
88,550		Devon Energy Corp.	4,228,263
444,650		Exxon Mobil Corp.	26,501,139
8,660		Frontier Oil Corp.	314,012
20,800		Helmerich & Payne, Inc.	825,552
20,279		Murphy Oil Corp.	2,002,146
18,400	@	Newfield Exploration Co.	1,366,384
17,625	L	Noble Energy, Inc.	1,198,853
60,300		Occidental Petroleum Corp.	4,291,550
6,140		Patina Oil & Gas Corp.	245,600
6,410	@	Petroleum Development Corp.	241,593
8,925	@, L	Remington Oil & Gas Corp.	281,316
3,100	@, L	Southwestern Energy Co.	175,956
7,260	@	Stone Energy Corp.	352,618
17,150		Sunoco, Inc.	1,775,368
53,400		Unocal Corp.	3,294,246
47,550	L	Valero Energy Corp.	3,483,989
5,200		Vintage Petroleum, Inc.	163,592
			79,036,054
		Oil and Gas Services: 0.1%
32,625	@, L	Weatherford Intl. Ltd.	1,890,293
			1,890,293
		Packaging and Containers: 0.1%
27,200	L	Ball Corp.	1,128,256
12,900		Sonoco Products Co.	372,165
			1,500,421
		Pharmaceuticals: 2.1%
4,200	@	Accredo Health, Inc.	186,522
17,780		Alpharma, Inc.	219,050
30,100	L	Amerisourcebergen Corp.	1,724,429
26,900	@	Barr Pharmaceuticals, Inc.	1,313,527
83,450		Cardinal Health, Inc.	4,656,509
98,750	@	Caremark Rx, Inc.	3,928,275
13,565		Medicis Pharmaceutical Corp.	406,679
124,750		Merck & Co., Inc.	4,038,158
6,305		Natures Sunshine Products, Inc.	108,257
413,150		Pfizer, Inc.	10,853,450
11,525	@, L	Sepracor, Inc.	661,650
			28,096,506
		Pipelines: 0.2%
11,636		Equitable Resources, Inc.	668,372
48,822		National Fuel Gas Co.	1,395,820
15,150	L	Questar Corp.	897,638
			2,961,830
		Real Estate Investment Trusts: 0.0%
2,000		Essex Property Trust, Inc.	138,200
11,020		New Century Financial Corp.	515,956
			654,156
		Retail: 5.0%
24,100		Abercrombie & Fitch Co.	1,379,484
23,725	@	Aeropostale, Inc.	776,994
41,620		American Eagle Outfitters, Inc.	1,229,871
26,040	@	Barnes & Noble, Inc.	898,120
69,150		Best Buy Co., Inc.	3,734,792
20,050	@	BJ’s Wholesale Club, Inc.	622,753

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

30,393		Borders Group, Inc.	809,062
29,500	@	Brinker Intl., Inc.	1,068,490
8,260		Cato Corp.	266,385
19,700	@	Chico’s FAS, Inc.	556,722
38,710		Claire’s Stores, Inc.	891,878
40,050		Darden Restaurants, Inc.	1,228,734
20,100		Dillard’s, Inc.	540,690
14,670	@	GameStop Corp.	327,141
187,050		Gap, Inc.	4,085,171
124,500		Home Depot, Inc.	4,760,879
75,550		J.C. Penney Co., Inc. Holding Co.	3,922,556
9,830	@, L	Jack in The Box, Inc.	364,693
8,900	@	Jo-Ann Stores, Inc.	250,001
27,800		Lowe’s Cos., Inc.	1,587,102
198,300		McDonald’s Corp.	6,175,061
9,260	@, L	Men’s Wearhouse, Inc.	390,865
39,340		Michaels Stores, Inc.	1,428,042
19,300	@, L	O’Reilly Automotive, Inc.	955,929
80,050	@	Office Depot, Inc.	1,775,509
2,600	@	Panera Bread Co.	146,978
34,925	@	Payless Shoesource, Inc.	551,466
2,250	@, L	PF Chang’s China Bistro, Inc.	134,550
5,060	@	Sonic Corp.	169,004
117,050		Staples, Inc.	3,678,882
22,600	@	Starbucks Corp.	1,167,516
12,635	@	Stein Mart, Inc.	284,288
51,300		Target Corp.	2,566,026
11,470	@	Too, Inc.	282,965
192,050		Wal-Mart Stores, Inc.	9,623,625
145,900		Walgreen Co.	6,480,877
4,315	@, L	Zale Corp.	128,242
			65,241,343
		Savings and Loans: 0.0%
9,854	L	BankUnited Financial Corp.	264,678
6,250	L	Downey Financial Corp.	384,563
			649,241
		Semiconductors: 1.0%
10,425	@	DSP Group, Inc.	268,548
349,350		Intel Corp.	8,115,400
43,050	@, L	Lam Research Corp.	1,242,423
22,860	L	Microchip Technology, Inc.	594,589
22,400	@, L	QLogic Corp.	907,200
98,450		Texas Instruments, Inc.	2,509,491
			13,637,651
		Software: 2.6%
56,200		Adobe Systems, Inc.	3,774,954
17,574	@, L	Advent Software, Inc.	319,495
9,500	@	Altiris, Inc.	226,575
9,460	@, L	Ansys, Inc.	323,627
64,900	@	Autodesk, Inc.	1,931,424
3,055	@, L	Avid Technology, Inc.	165,337
2,750	@, L	Cerner Corp.	144,403
113,150	@	Compuware Corp.	814,680
8,940	@	Digi Intl., Inc.	122,657
7,850	@	Dun & Bradstreet Corp.	482,383
14,320	@	eFunds Corp.	319,622
17,141		Fair Isaac Corp.	590,336
9,325	@	Hyperion Solutions Corp.	411,326
9,660		Inter-Tel, Inc.	236,670
573,450		Microsoft Corp.	13,860,286
622,150	@	Oracle Corp.	7,764,431
62,400	@	Parametric Technology Corp.	348,816

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

11,240	@	Phoenix Technologies Ltd.	107,005
12,320	@	Progress Software Corp.	323,030
15,194		SEI Investments Co.	549,415
42,150	@, L	Sybase, Inc.	778,089
3,400	@	THQ, Inc.	95,676
20,300	@	Transaction Systems Architects, Inc.	469,945
41,975	@	Wind River Systems, Inc.	632,983
			34,793,165
		Telecommunications: 2.3%
117,950	L	Alltel Corp.	6,469,558
3,200	@, L	Anixter Intl., Inc.	115,680
3,250	@, L	Boston Communications Group	23,140
366,550	@	Cisco Systems, Inc.	6,557,580
2,945		Commonwealth Telephone Enterprises, Inc.	138,827
30,290	@, L	Commscope, Inc.	453,138
14,920	L	Harris Corp.	487,138
136,350		Motorola, Inc.	2,041,160
88,100		Qualcomm, Inc.	3,228,865
39,550		Scientific-Atlanta, Inc.	1,116,101
7,525	L	Telephone & Data Systems, Inc.	614,040
262,350		Verizon Communications, Inc.	9,313,424
			30,558,651
		Textiles: 0.0%
7,075	@, L	Mohawk Industries, Inc.	596,423
			596,423
		Toys/Games/Hobbies: 0.1%
5,740	@	Department 56, Inc.	100,220
44,400		Hasbro, Inc.	907,981
11,020	@, L	Jakks Pacific, Inc.	236,599
			1,244,800
		Transportation: 0.9%
9,475		C.H. Robinson Worldwide, Inc.	488,247
21,345		CNF, Inc.	998,732
61,100		CSX Corp.	2,544,814
13,170	@	EGL, Inc.	300,276
11,760	L	Expeditors Intl. Washington, Inc.	629,748
54,350		FedEx Corp.	5,106,182
17,585		Heartland Express, Inc.	336,753
4,850		Knight Transportation, Inc.	119,650
5,130	@, L	Landstar System, Inc.	168,008
8,425	L	Offshore Logistics, Inc.	280,721
14,305		Overseas Shipholding Group, Inc.	899,928
6,900		United Parcel Service, Inc.	501,906
			12,374,965
		Trucking and Leasing: 0.1%
23,400	L	GATX Corp.	776,646
			776,646
		Total Common Stock (Cost $728,083,924)	785,643,552

PREFERRED STOCK: 0.3%
		Banks: 0.2%
224	#, C	DG Funding Trust	2,422,000
			2,422,000

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Diversified Financial Services: 0.1%
31,625	C	National Rural Utilities Cooperative Finance Corp.	734,649
			734,649
		Electric: 0.0%
19,650		TECO Energy, Inc.	501,075
			501,075
		Total Preferred Stock (Cost $3,723,634)	3,657,724
Warrant: 0.0%
		Distribution/Wholesale: 0.0%
2,978		Timco Aviation Services, 02/27/07	-
			-
		Total Warrant (Cost $0)	-

Principal Amount	Value

CORPORATE BONDS/NOTES: 8.3%

		Airlines: 0.1%
$1,231,000		American Airlines, Inc., 7.324%, due 10/15/09	$1,039,693
			1,039,693
		Banks: 2.2%
720,000	@@, C, L	Australia & New Zealand Banking Group Ltd., 2.400%, due 10/29/49	639,041
903,000	@@, #	Banco Santander Chile/Pre-merger with Banco Santiago SA, 3.310%, due 12/09/09	906,275
1,242,000	@@	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	1,390,701
940,000	@@, C	Bank of Ireland, 3.260%, due 12/29/49	829,513
470,000	@@, C	Bank of Nova Scotia, 2.115, due 08/31/85	399,061
1,231,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	1,340,806
815,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	853,574
1,000,000	@@, C	Den Norske Bank ASA, 3.250%, due 08/29/49	847,500
889,000	@@, #, L	First Citizens St. Lucia Ltd., 5.460%, due 02/01/12	872,886
1,000	C	Fleet Capital Trust II, 7.920%, due 12/11/26	1,079
854,000	@@, #, C	HBOS Capital Funding LP, 6.071%, due 06/30/49	895,731
3,010,000	@@, C, L	HSBC Bank PLC, 2.839%, due 06/29/49	2,654,631
1,510,000	@@, C	Lloyds TSB Bank PLC, 2.960%, due 06/29/49	1,327,547
1,570,000	@@, C	Lloyds TSB Bank PLC, 3.230%, due 08/29/49	1,370,134
1,356,000	#, C	M&T Bank Corp., 3.850%, due 04/01/13	1,322,690
955,000	C	Mellon Capital I, 7.720%, due 12/01/26	1,026,380
970,000	@@, C	National Australia Bank Ltd., 2.361%, due 10/29/49	861,250
1,690,000	@@, C	National Westminster Bank PLC, 3.063%, due 11/29/49	1,452,014
492,000	C	NB Capital Trust, 7.830%, due 12/15/26	519,489
460,000	C	NB Capital Trust IV, 8.250%, due 04/15/27	510,704
1,110,000		PNC Funding Corp., 4.500%, due 03/10/10	1,099,575
1,098,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	1,104,812
690,000	@@, C	Royal Bank of Scotland Group PLC, 2.938%, due 12/29/49	617,068
540,000	@@, C	Societe Generale, 2.719%, due 11/29/49	472,457
2,320,000	@@, L	Standard Chartered PLC, 2.813%, due 11/29/49	1,925,737
1,370,000	@@, C	Standard Chartered PLC, 2.838%, due 12/29/49	1,137,100
989,000	C	U.S. Bankcorp, 8.090%, due 11/15/26	1,062,919
660,000	@@, C, L	Westpac Banking Corp., 3.530%, due 09/30/49	568,545
827,000	#, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	811,516
			28,820,735

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

		Beverages: 0.2%
1,468,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	1,688,200
1,523,000	#, C	Miller Brewing Co., 4.250%, due 08/15/08	1,509,176
			3,197,376
		Chemicals: 0.1%
381,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	397,346
1,326,000		Union Carbide Corp., 7.750%, due 10/01/96	1,333,293
			1,730,639
		Diversified Financial Services: 1.7%
418,000	@@, #, I, XX	Alpine III, 3.350%, due 08/16/14	418,923
418,000	@@, #, I, XX	Alpine III, 3.750%, due 08/16/14	418,763
222,000	@@, #, I, XX	Alpine III, 5.550%, due 08/16/14	222,758
645,000	@@, #, I, XX	Alpine III, 8.800%, due 08/16/14	647,265
419,419	@@, #, C	Arcel Finance Ltd., 5.984%, due 02/01/09	430,696
858,000	@@, #	Arcel Finance Ltd., 6.361%, due 05/01/12	850,128
855,000	@@, #, C	Arcel Finance Ltd., 7.048%, due 09/01/11	872,895
1,177,000	@@, #	Bosphorus Financial Services Ltd., 4.830%, due 02/15/12	1,178,582
2,061,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	2,076,457
872,000	C	Citigroup Capital II, 7.750%, due 12/01/36	927,852
1,805,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	1,963,908
520,000	@@, C	Financiere CSFB NV, 2.688%, due 03/29/49	441,771
580,000	L	Ford Motor Credit Co., 5.700%, due 01/15/10	546,893
1,112,000		Goldman Sachs Group, Inc., 3.120%, due 03/02/10	1,113,288
899,000	C	JPM Capital Trust I, 7.540%, due 01/15/27	969,489
1,054,000	C	JPM Capital Trust II, 7.950%, due 02/01/27	1,135,176
1,407,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	1,399,986
1,548,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	1,524,110
1,803,078	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	1,815,691
7,000,000	#, XX	Toll Road Investors Partnership II LP, 18.590%, due 02/15/45	821,406
900,000	#, C	Twin Reefs Pass-Through Trust, 3.770%, due 12/10/49	905,227
633,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	689,766
			21,371,030
		Electric: 1.1%
1,750,949	C	CE Generation LLC, 7.416%, due 12/15/18	1,872,278
1,543,000	C	Consumers Energy Co., 4.250%, due 04/15/08	1,527,621
730,000	C	Consumers Energy Co., 5.150%, due 02/15/17	704,760
1,123,000	C	Enterprise Capital Trust II, 4.313%, due 06/30/28	1,118,064
912,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	963,495
1,737,000	C	FirstEnergy Corp., 7.375%, due 11/15/31	1,973,629
749,000	#, C	Juniper Generation LLC, 6.790%, due 12/31/14	733,063
1,528,000	C	Pacific Gas & Electric Co., 6.050%, due 03/01/34	1,574,390
902,000	C	Potomac Edison Co., 5.000%, due 11/01/06	909,164
226,627	#, S	Power Contract Financing LLC, 5.200%, due 02/01/06	228,483
936,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	960,073
312,538		PPL Montana LLC, 8.903%, due 07/02/20	359,614
594,840	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	612,181
1,252,000		TXU Corp., 4.446%, due 11/16/06	1,252,525
			14,789,340
		Food: 0.2%
1,277,000	C, S	Safeway, Inc., 4.800%, due 07/16/07	1,278,186
1,687,000	C	Tyson Foods, Inc., 7.250%, due 10/01/06	1,760,844
			3,039,030
		Gas: 0.1%
1,289,000	#, C	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	1,351,861
			1,351,861
		Home Builders: 0.0%
50,000	C	Technical Olympic USA, Inc., 9.000%, due 07/01/10	52,250
			52,250

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

		Insurance: 0.4%
876,000		AON Corp., 8.205%, due 01/01/27	997,026
745,000		GE Global Insurance Holding Corp., 7.000%, due 02/15/26	803,970
618,000	#, C	North Front Pass-Through Trust, 5.810%, due 12/15/24	613,571
1,043,000		Prudential Financial, Inc., 4.104%, due 11/15/06	1,046,836
1,910,000	#, C	Zurich Capital Trust I, 8.376%, due 06/01/37	2,089,203
			5,550,606
		Media: 0.1%
10,060	@@, #, C	CanWest Media, Inc., 8.000%, due 09/15/12	10,638
521,000		Clear Channel Communications, Inc., 3.125%, due 02/01/07	505,677
835,000	C	COX Communications, Inc., 6.850%, due 01/15/18	861,826
			1,378,141
		Oil and Gas: 0.4%
905,000	@@, #, C	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	854,064
20,000	C	Energy Partners Ltd., 8.750%, due 08/01/10	21,500
992,000	@@, C	Husky Energy, Inc., 6.150%, due 06/15/19	1,035,832
389,000	@@, C	Nexen, Inc., 5.875%, due 03/10/35	373,346
1,940,000	#	Pemex Project Funding Master Trust, 4.310%, due 06/15/10	1,983,650
691,000	#, L	Pemex Project Funding Master Trust, 9.250%, due 03/30/18	832,655
734,000	@@	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	730,330
			5,831,377
		Packaging and Containers: 0.1%
1,024,000	#, C	Sealed Air Corp., 5.375%, due 04/15/08	1,041,955
			1,041,955
		Pipelines: 0.1%
756,000	C	Kinder Morgan Energy Partners LP, 5.800%, due 03/15/35	718,474
796,000	C	KN Capital Trust III, 7.630%, due 04/15/28	919,353
			1,637,827
		Real Estate: 0.3%
1,241,000	C	EOP Operating LP, 7.750%, due 11/15/07	1,336,221
1,126,000	C	Liberty Property LP, 5.125%, due 03/02/15	1,090,748
199,000	C	Liberty Property LP, 6.375%, due 08/15/12	211,693
146,000		Liberty Property LP, 6.950%, due 12/01/06	152,626
1,192,000	C	Liberty Property LP, 7.750%, due 04/15/09	1,311,840
			4,103,128
		Real Estate Investment Trusts: 0.2%
1,014,000	C	Simon Property Group LP, 4.875%, due 03/18/10	1,004,840
1,776,000	C, S	Simon Property Group LP, 6.375%, due 11/15/07	1,851,403
			2,856,243
		Retail: 0.2%
40,000		Dollar General Corp., 8.625%, due 06/15/10	45,500
1,425,000		JC Penney Co., Inc., 7.400%, due 04/01/37	1,232,625
1,399,000	C	May Department Stores Co., 3.950%, due 07/15/07	1,380,595
			2,658,720
		Savings and Loans: 0.1%
914,000	C	Great Western Financial, 8.206%, due 02/01/27	999,210
			999,210
		Telecommunications: 0.6%
1,915,000	C	AT&T Corp., 9.050%, due 11/15/11	2,185,493

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

1,145,000	C	BellSouth Corp., 4.200%, due 09/15/09	1,119,961
800,000	+, S	Sprint Capital Corp., 4.780%, due 08/17/06	805,185
926,000	C	Sprint Capital Corp., 8.375%, due 03/15/12	1,083,675
802,000	@@, #, L	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	783,459
908,000	C	Verizon Global Funding Corp., 7.250%, due 12/01/10	1,008,852
1,014,000	C	Verizon Virginia, Inc., 4.625%, due 03/15/13	970,627
			7,957,252
		Transportation: 0.1%
830,000	@@, #	MISC Capital Ltd., 5.000%, due 07/01/09	832,575
			832,575
		Total Corporate Bonds/Notes (Cost $110,954,917)	110,238,988
U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.4%
		Federal Home Loan Bank: 0.4%
5,235,000		3.250%, due 12/17/07	5,120,704
			5,120,704
		Federal Home Loan Mortgage Corporation: 3.0%
10,503,000	C	2.700%, due 03/16/07	10,258,638
6,478,262		3.460%, due 04/15/32	6,546,673
487		5.500%, due 05/01/23	493
10,129,000		5.500%, due 04/01/33	10,157,483
1,977,000	L	5.875%, due 03/21/11	2,081,747
9,463,165	C	6.000%, due 01/15/29	9,771,434
591,601		6.500%, due 11/01/28	616,330
			39,432,798
		Federal National Mortgage Association: 7.6%
61,424	C	2.859%, due 12/26/29	61,314
5,345,000	C, L	2.875%, due 05/19/08	5,131,696
736,335		2.990%, due 04/25/35	736,977
2,365,565		3.100%, due 08/25/33	2,360,497
2,403,000	C	4.750%, due 12/25/42	2,404,771
35,193,000		5.000%, due 05/01/33	34,313,174
2,705,000	L	5.250%, due 08/01/12	2,745,589
4,576,980		5.500%, due 04/15/19	4,664,226
13,743,000		5.500%, due 04/01/33	13,764,466
134,257		6.000%, due 06/01/16	138,766
750,960		6.000%, due 07/01/16	776,177
245,338		6.000%, due 08/01/16	253,576
204,277		6.000%, due 10/01/16	211,137
880,913		6.000%, due 03/01/17	910,538
410,951		6.000%, due 04/01/17	424,772
466,333		6.000%, due 06/01/17	482,016
94,410		6.000%, due 09/01/17	97,585
113,676		6.000%, due 10/01/17	117,499
502,751		6.000%, due 11/01/17	519,634
498,700		6.000%, due 12/01/17	515,471
567,009		6.000%, due 12/01/18	586,099
5,729,164		6.000%, due 07/25/29	5,904,730
2,422,823		6.000%, due 04/25/31	2,508,749
4,236,000		6.000%, due 04/01/34	4,329,988
3,725,687		6.500%, due 04/01/30	3,880,282
3,814,000		6.500%, due 04/01/31	3,958,215
2,320,000	L	6.625%, due 11/15/10	2,554,169
193,122		7.000%, due 06/01/29	203,970
1,347		7.000%, due 08/01/29	1,422
10,672		7.000%, due 10/01/29	11,269
295,940		7.000%, due 11/01/29	312,489
189,186		7.000%, due 01/01/30	199,766
285,815		7.000%, due 03/01/30	301,797

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

176,284		7.000%, due 01/01/31	186,084
1,903,195		7.000%, due 06/01/31	2,010,215
413,734		7.000%, due 08/01/31	436,640
12,491		7.000%, due 10/01/31	13,182
98,779		7.000%, due 01/01/32	104,248
16,709		7.000%, due 04/01/32	17,628
30,842		7.000%, due 05/01/32	32,540
60,765		7.000%, due 07/01/32	64,110
247,565		7.500%, due 10/01/30	264,998
178,299		7.500%, due 11/01/30	190,854
927,774	C	7.500%, due 06/25/32	975,232
1,214,156	C	7.500%, due 01/25/48	1,281,732
			100,960,289
		Government National Mortgage Association: 0.4%
249,536		3.375%, due 04/20/28	253,827
68,778		4.125%, due 12/20/29	70,300
305,796		6.500%, due 10/15/31	319,872
856,290		7.000%, due 09/15/24	910,279
1,332,101		7.000%, due 10/15/24	1,415,932
234,294		7.000%, due 11/15/24	249,073
2,222,258		7.500%, due 12/15/23	2,400,530
			5,619,813
		Total U.S. Government Agency Obligations (Cost $152,074,390)	151,133,604
U.S. TREASURY OBLIGATIONS: 9.5%
		U.S. Treasury Bonds: 1.3%
3,707,000	L, S	5.375%, due 02/15/31	4,041,357
1,310,000	L	6.250%, due 08/15/23	1,525,690
4,045,000	C, S	10.375%, due 11/15/12	4,687,463
4,860,000	C, S	13.250%, due 05/15/14	6,527,208
			16,781,718
		U.S. Treasury Notes: 7.9%
24,080,000	L, S	3.375%, due 02/28/07	23,911,633
4,462,000	L, S	3.375%, due 02/15/08	4,396,467
38,958,000	L, S	4.000%, due 03/15/10	38,665,854
32,624,000	L, S	4.000%, due 02/15/15	31,354,731
5,458,000	L	6.000%, due 02/15/26	6,245,360
			104,574,045
		U.S. Treasury STRIP: 0.3%
6,372,000		4.840%, due 05/15/16	3,767,929
			3,767,929
		Total U.S. Treasury Obligations (Cost $125,984,400)	125,123,692
ASSET-BACKED SECURITIES: 2.7%
		Automobile Asset-Backed Securities: 0.3%
300,000	C	Capital Auto Receivables Asset Trust, 2.750%, due 04/16/07	298,278
500,000	C	Household Automotive Trust, 2.310%, due 04/17/08	496,030
1,400,000	C	Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	1,355,478
1,590,000	C	Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08	1,564,617
			3,714,403
		Credit Card Asset-Backed Securities: 0.2%
285,000	C	Citibank Credit Card Issuance Trust, 3.100%, due 03/10/10	275,342
775,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	790,927
1,270,000	C	Fleet Credit Card Master Trust II, 2.400%, due 07/15/08	1,258,123
			2,324,392

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

		Home Equity Asset-Backed Securities: 1.5%
513,197	C	Argent Securities, Inc., 3.170%, due 03/25/34	513,982
674,687	C	Asset Backed Funding Certificates, 3.130%, due 11/25/33	674,971
2,254,100	C, XX	Bayview Financial Acquisition Trust, 3.350%, due 09/28/43	2,260,615
50,961	C	Equity One ABS, Inc., 2.976%, due 09/25/33	50,867
547,177	C	GMAC Mortgage Corp. Loan Trust, 3.080%, due 12/25/20	547,291
4,664,000	C	GSAA Trust, 5.242%, due 05/25/35	4,652,269
1,485,287	C	Merrill Lynch Mortgage Investors, Inc., 3.210%, due 07/25/34	1,492,860
2,083,851	C	New Century Home Equity Loan Trust, 3.100%, due 04/25/34	2,085,749
557,627	C	Residential Asset Mortgage Products, Inc., 3.160%, due 06/25/33	558,838
3,844,111	C	Residential Asset Securities Corp., 3.160%, due 12/25/33	3,853,070
940,000	C	Residential Funding Mortgage Securities II, 3.450%, due 01/25/16	938,510
2,625,000	C	Saxon Asset Securities Trust, 3.960%, due 06/25/33	2,622,634
			20,251,656
		Other Asset-Backed Securities: 0.7%
405,536	C, XX	Amortizing Residential Collateral Trust, 3.350%, due 05/25/32	405,663
682,766	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 3.150%, due 07/25/33	684,507
1,664,001	C	First Horizon Asset Back Trust, 3.140%, due 10/25/34	1,670,395
5,290,000	C	PP&L Transition Bond Co. LLC, 7.050%, due 06/25/09	5,529,417
1,190,000	C	Residential Asset Mortgage Products, Inc., 2.140%, due 02/25/30	1,180,027
			9,470,009
		Total Asset-Backed Securities (Cost $35,534,570)	35,760,460
COLLATERALIZED MORTGAGE OBLIGATIONS: 9.0%
		Commercial Mortgage-Backed Securities: 2.2%
1,412,000	C, L	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	1,393,928
2,060,000	C	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	2,274,007
2,187,000	C	COMM, 3.600%, due 03/10/39	2,115,690
1,268,555	C	CS First Boston Mortgage Securities Corp, 3.727%, due 03/15/35	1,225,520
1,600,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	1,697,856
1,576,623	C	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	1,552,094
1,000,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.262%, due 08/12/40	988,406
4,273,491	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	4,207,190
3,120,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 6.244%, due 04/15/35	3,271,775
3,150,000	C	LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	3,334,283
3,000,000	C, L	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	3,344,945
2,983,745	C	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	3,138,696
186,381	C	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	179,824
600,000	C	Prudential Securities Secured Financing Corp., 6.649%, due 07/15/08	637,930
			29,362,144
		Whole Loan Collateral PAC: 0.4%
1,850,526	C	GSR Mortgage Loan Trust, 3.250%, due 10/25/32	1,851,231
767,858	C	MASTR Alternative Loans Trust, 3.250%, due 11/25/33	768,607
1,543,485	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	1,607,264
696,789	C	Washington Mutual, 3.250%, due 03/25/34	698,060
			4,925,162
		Whole Loan Collateralized Mortgage Obligations: 6.3%
3,698,051	C	Banc of America Funding Corp., 5.750%, due 09/20/34	3,712,798
273,522	C	Bank of America Alternative Loan Trust, 3.300%, due 12/25/33	273,723
4,524,252	C	Bank of America Mortgage Securities, 3.300%, due 12/25/33	4,532,238

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

2,064,957	C	Bank of America Mortgage Securities, 5.000%, due 12/25/18	2,049,470
1,219,128	C	Bank of America Mortgage Securities, 5.250%, due 11/25/19	1,224,053
697,061	C	Bear Stearns Alt-A Trust, 3.170%, due 07/25/34	697,654
1,880,990	C	Citicorp Mortgage Securities, Inc., 3.350%, due 10/25/33	1,875,111
1,159,146	C	Citigroup Mortgage Loan Trust, Inc., 2.970%, due 12/25/34	1,159,404
869,237	C	Countrywide Alternative Loan Trust, 3.150%, due 02/25/35	870,728
1,159,681	C	Countrywide Alternative Loan Trust, 3.200%, due 09/25/34	1,158,190
1,062,022	C	Countrywide Alternative Loan Trust, 3.250%, due 07/25/18	1,064,421
1,956,460	C	Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	1,941,786
526,348	C	Countrywide Alternative Loan Trust, 5.000%, due 08/25/19	524,935
3,033,159	C	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	3,077,790
3,452,518	C, XX	Countrywide Home Loan Mortgage Pass Through Trust, 3.120%, due 03/25/35	3,455,754
2,109,282	C	Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	2,096,785
5,530,000	C	CS First Boston Mortgage Securities Corp., 4.116%, due 10/25/33	5,476,057
5,427,557	C	First Horizon Alternative Mortgage Securities, 4.831%, due 06/25/34	5,353,127
599,044	C	First Horizon Alternative Mortgage Securities, 5.355%, due 09/25/34	602,019
2,325,911	C, XX	GMAC Mortgage Corp. Loan Trust, 5.273%, due 03/18/35	2,312,828
873,864	C	GSMPS Mortgage Loan Trust, 3.200%, due 01/25/35	877,246
511,780	C	GSR Mortgage Loan Trust, 4.500%, due 08/25/19	513,223
983,328	C, XX	Harborview Mortgage Loan Trust, 3.200%, due 01/19/35	984,865
1,837,389	C	Homebanc Mortgage Trust, 3.280%, due 08/25/29	1,846,214
2,959,434	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	3,004,487
3,649,569	C	MASTR Alternative Loans Trust, 6.000%, due 09/25/34	3,706,593
789,621	C	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	806,297
1,559,570	C	MASTR Asset Securitization Trust, 3.300%, due 11/25/33	1,564,940
720,668	C	MLCC Mortgage Investors, Inc., 3.170%, due 01/25/29	721,556
2,069,767	C	MLCC Mortgage Investors, Inc., 3.210%, due 04/25/29	2,074,161
778,314	C, XX	QFA Royalties LLC, 7.300%, due 02/20/25	774,423
2,058,000	C, XX	Residential Accredit Loans, Inc., 0.000%, due 04/25/35	2,056,714
2,123,469	C	Residential Accredit Loans, Inc., 3.300%, due 03/25/18	2,129,586
513,517	C	Residential Funding Mtg. Sec I, 3.350%, due 12/25/33	513,922
624,399	C	Sequoia Mortgage Trust, 3.120%, due 01/20/35	626,192
1,659,000	C	Structured Asset Mortgage Investments, Inc., 0.000%, due 05/19/35	1,659,000
4,600,000	C	Structured Asset Securities Corp., 6.000%, due 03/25/34	4,693,707
3,242,474	C	Thornburg Mortgage Securities Trust, 3.220%, due 09/25/34	3,253,089
2,662,592	C	Washington Mutual, 6.000%, due 06/25/34	2,704,195
1,064,447	C	Washington Mutual, Inc., 2.938%, due 01/25/45	1,063,433
1,462,031	C	Washington Mutual, Inc., 2.960%, due 01/25/45	1,465,341
253,953	C	Washington Mutual, Inc., 3.110%, due 06/25/44	254,250
480,893	C	Wells Fargo Mortgage Backed Securities Trust, 3.350%, due 02/25/34	480,885
2,225,000	C	Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18	2,124,420
			83,357,610
		Whole Loan Collateralized Support CMO: 0.1%
1,120,517	C	Bank of America Mortgage Securities, 5.500%, due 11/25/33	1,118,301
			1,118,301
		Total Collateralized Mortgage Obligations (Cost $119,874,906)	118,763,217
MUNICIPAL BONDS: 0.1%
		Municipal: 0.1%
510,000		City of New York, 5.000%, due 11/01/08	538,626
510,000		City of New York, 5.000%, due 11/01/11	549,280
510,000	C	City of New York, 5.000%, due 11/01/15	546,440
		Total Municipal Bonds (Cost $1,669,820)	1,634,346
OTHER BONDS: 0.4%
		Sovereign: 0.4%
1,028,000	@@	Dominican Republic Intl. Bond, 9.040%, due 01/23/13	953,470

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal Amount				Value

1,309,000	@@, +	Russia Government Intl. Bond, 5.000%, due 03/31/30		1,342,380
558,000	@@	Turkey Government Intl. Bond, 12.375%, due 06/15/09		673,785
443,000	@@, L	Ukraine Government Intl. Bond, 6.365%, due 08/05/09		476,092
464,000	@@, #, L	Ukraine Government Intl. Bond, 7.650%, due 06/11/13		498,800
823,729	@@, XX	Uruguay Government Intl. Bond, 10.500%, due 10/20/06		983,137
296,000	@@	Venezuela Government Intl. Bond, 8.500%, due 10/08/14		292,300
		Total Other Bonds (Cost $4,812,763)		5,219,964
		Total Long-Term Investments (Cost $1,282,713,324)		1,337,175,547
SHORT-TERM INVESTMENTS: 16.7%
		Commercial Paper: 3.5%
10,000,000	S	Concord Minutemen, 2.750%, due 04/10/06		9,999,990
12,000,000	S	Concord Minutemen, 2.800%, due 04/12/06		11,999,676
5,400,000	S	Daimler Chrysler, 2.780%, due 04/08/05		5,396,664
5,000,000	S	Daimler Chrysler, 2.910%, due 04/05/05		4,997,979
10,000,000	S	John Deere Capital Corp., 2.690%, due 04/01/05		9,999,253
4,000,000	S	St. Germain, 2.830%, due 04/18/05		3,994,340
		Total Commercial Paper (Cost $46,390,119)		46,387,902
		Repurchase Agreement: 0.6%
8,431,000	S	Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850%, due 04/01/05, $8,431,667 to be received upon repurchase (Collateralized by $8,775,000 Federal National Mortgage Association, 1.750%, Market Value plus accrued interest $8,603,134 due 06/16/06)		8,431,000
		Total Repurchase Agreement (Cost $8,431,000)		8,431,000
		Securities Lending CollateralCC: 12.6%
165,808,741		The Bank of New York Institutional Cash Reserves Fund		165,808,741
		Total Securities Lending Collateral (Cost $165,808,741)		165,808,741
		Total Short-Term Investments (Cost $220,629,860)		220,627,643
		Total Investments In Securities
		(Cost $1,503,343,184)*	117.8%	$1,557,803,190
		Other Assets and Liabilities—Net	(17.8)	(235,615,196)
		Net Assets	100.0%	$1,322,187,994

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
+	Step-up basis bonds. Interest rates shown reflect current and future coupon rates.
#	Securities with purchases pursuant to Rule 144A, under the Securities

Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
S	Segregated securities for futures, when-issued or delayed delivery securities held at 03/31/05.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at 03/31/05.
XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
*	Cost for federal income tax purposes is $1,520,585,368.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$63,180,862
	Gross Unrealized Depreciation	(25,963,040)
	Net Unrealized Appreciation	$37,217,822

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of March 31, 2005 (Unaudited)(continued)

Information concerning open futures contracts at March 31, 2005 is shown below:

	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
Long Contracts
U.S. Long Bond	248	$27,621,000	06/30/2005	$(472,053)

Short Contracts
U.S. 5 Year Note	209	$22,382,594	06/30/2005	$92,033
U.S. 10 Year Note	63	6,883,735	06/30/2005	(35,752)
		$29,266,329		$56,281

Pursuant to guidelines adopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. The Portfolio currently limits investment in illiquid securities to 15% of the Portfolio’s net assets, at market value, at time of purchase.

Illiquid Securities

Security	Principal Amount	Initial Acquisition Date	Cost	Value	Percent of Net Assets
Alpine III, 3.350%, due 08/16/14	418,000	08/04/04	$418,000	$418,923	0.03%
Alpine III, 3.750%, due 08/16/14	418,000	08/04/04	418,000	418,763	0.03%
Alpine III, 5.550%, due 08/16/14	222,000	08/04/04	222,000	222,758	0.02%
Alpine III, 8.800%, due 08/16/14	645,000	08/04/04	645,000	647,265	0.05%
			$1,703,000	$1,707,709	0.13%

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING VP Balanced Portfolio, Inc.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 27, 2005